SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Deferred tax assets:
Net operating loss carry-forwards	$ 42,734,856	$ 146,561
Research credit carry-forwards	8,399,811
Others	606,226
Total deferred tax assets	51,740,893	146,561
Less: Valuation allowance	(51,740,893)	(146,561)	$ (189,010)	$ (242,146)
Total deferred tax assets, net